Acquisition of ANN INC. (Tables)	6 Months Ended
Jan. 23, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The assessment of fair values of assets acquired and liabilities assumed as of August 21, 2015, as adjusted through January 23, 2016, is as follows:

	Preliminary Allocation as of the acquisition date	Measurement-Period Adjustments	Preliminary Allocation, as adjusted through January 23, 2016
	(millions)
Cash and cash equivalents	$257.6	$—	$257.6
Inventories	398.3	—	398.3
Prepaid expenses and other current assets	100.8	7.5	108.3
Property and equipment	451.0	2.6	453.6
Goodwill	953.2	(4.9)	948.3
Other intangible assets (Note 5):
Trade names	815.0	—	815.0
Customer relationships	51.5	—	51.5
Favorable leases	49.0	(8.3)	40.7
Other assets	3.5	—	3.5
Total assets acquired	3,079.9	(3.1)	3,076.8

Accounts payable	155.6	—	155.6
Accrued expenses and other current liabilities (a)	197.0	—	197.0
Deferred income	46.0	—	46.0
Lease-related liabilities	176.6	(0.3)	176.3
Deferred income taxes	374.1	(2.8)	371.3
Other non-current liabilities	33.4	—	33.4
Total liabilities assumed	982.7	(3.1)	979.6

Total net assets acquired	$2,097.2	$—	$2,097.2
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(a)
As part of the ANN Acquisition, the Company assumed employee-related obligations of approximately $100 million, including approximately $70 million of which were paid during the six months ended January 23, 2016 and the remaining approximately $30 million are expected to be paid by August 2016.

Schedule of Acquiree's Post-acquisition Operational Results
The results of ANN for the post-acquisition periods from November 1, 2015 to January 30, 2016 and from August 22, 2015 to January 30, 2016 included in the Company’s accompanying condensed consolidated statements of operations for the three and six months ended January 23, 2016, respectively, consist of the following:

	For the period from November 1, 2015 to January 30, 2016	For the period from August 22, 2015 to January 30, 2016
	(millions)
Net sales	$637.5	$1,138.7
Net loss	$(13.1)	$(70.0)

Business Acquisition, Pro Forma Information

	Three Months Ended		Six Months Ended
	January 23, 2016	January 24, 2015	January 23, 2016	January 24, 2015
	(millions, except per share data) (unaudited)
Pro forma net sales	$1,842.6	$1,933.9	$3,636.6	$3,774.9
Pro forma net (loss) income	$(8.5)	$(11.0)	$43.4	$52.7
Pro forma net (loss) income per common share:
Basic	$(0.04)	$(0.06)	$0.22	$0.27
Diluted	$(0.04)	$(0.06)	$0.22	$0.27